Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

C11   Provisions

	31 Dec 2019 $m	31 Dec 2018 $m
Provision in respect of defined benefit pension schemesC9	1	222
Other provisionsnote	465	1,151
Total provisions	466	1,373
Analysed as:
Continuing operations		427
Discontinued UK and Europe operations		946
		1,373

Note

Analysis of movement in other provisions:

	2019 $m	2018 $m
Balance at 1 January	1,151	1,275
Demerger of UK and Europe operations	(725)	—
Charged to income statement:
Additional provisions	188	307
Unused amounts released	(7)	(24)
Utilisation during the year	(154)	(349)
Exchange differences	12	(58)
Balance at 31 December	465	1,151

Other provisions for continuing operations comprise staff benefits provisions of $408 million (31 December 2018: $364 million) that are generally expected to be paid out within the next three years and other provisions of $57 million (31 December 2018: $63 million).